Debtor in Possession Financing (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Debtor in Possession Financing (Textual)
Debtor in possession financing, effective date	2 years
Debtor in possession financing [Member]
Debtor in Possession Financing (Textual)
Debtor in possession financing, amount	$ 600,000
Debtor in possession credit facility, interest rate	12.00%